GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Jan. 03, 2015
Goodwill and Other Intangibles Resulting from Business Acquisitions
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill

        Results from our annual impairment test in the fourth quarter of 2014 indicated that no impairment had occurred in 2014 related to goodwill. The fair value of these assets was primarily based on Level 3 inputs.

        Changes in the net carrying amount of goodwill for 2014 and 2013 by reportable segment were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Total

Goodwill as of December 29, 2012	$338.3	$422.6	$3.5	$764.4
Divestiture (1)	–	–	(3.5)	(3.5)
Acquisition adjustments	–	(.2)	–	(.2)
Translation adjustments	(3.9)	(5.7)	–	(9.6)

Goodwill as of December 28, 2013	334.4	416.7	–	751.1
Acquisition adjustments (2)	.4	7.0	–	7.4
Translation adjustments	(28.2)	(8.7)	–	(36.9)

Goodwill as of January 3, 2015	$306.6	$415.0	$–	$721.6

(1)	See Note 2, "Discontinued Operations and Sale of Assets," for more information.
(2)	Acquisition adjustments related to deferred taxes from previous acquisitions. See Note 14, "Taxes Based on Income," for more information.

        The carrying amounts of goodwill at January 3, 2015 and December 28, 2013 were net of accumulated impairment losses of $820 million, which were included in our Retail Branding and Information Solutions reportable segment.

        There was no goodwill associated with our Vancive Medical Technologies reportable segment.

Indefinite-Lived Intangible Assets

        In the third quarter of 2014, we determined that there was a need to conduct an interim impairment test of our indefinite-lived intangible assets, consisting of certain trade names and trademarks. The factors considered included a shortfall in 2014 full-year projected revenue and a reduction in 2015 projected revenue associated with these assets. The interim impairment test indicated that the fair value of our indefinite-lived intangible assets was less than their carrying value, which resulted in a non-cash asset impairment charge of $3 million. This charge was recorded in "Other expense, net" in the Consolidated Statements of Income and included in our Retail Branding and Information Solutions reportable segment. Results from our annual impairment test in the fourth quarter of 2014 indicated that no further impairment had occurred related to indefinite-lived intangible assets. The fair value of these assets was primarily based on Level 3 inputs.

        In conjunction with the preparation for our annual impairment test in the fourth quarter of 2012, we determined that the carrying value of our indefinite-lived intangible assets consisting of certain trade names and trademarks exceeded their fair value, which resulted in a non-cash impairment charge of $7 million. This charge was recorded in "Other expense, net" in the Consolidated Statements of Income and included in our Retail Branding and Information Solutions reportable segment. The fair value of these assets was primarily based on Level 3 inputs.

        The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $7.9 million and $10.9 million at January 3, 2015 and December 28, 2013, respectively.

Finite-Lived Intangible Assets

        The following table sets forth our finite-lived intangible assets resulting from business acquisitions at January 3, 2015 and December 28, 2013, which continue to be amortized:

	2014			2013
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$228.9	$180.2	$48.7	$234.1	$164.6	$69.5
Patents and other acquired technology	49.0	42.7	6.3	48.9	38.3	10.6
Trade names and trademarks	24.0	20.5	3.5	26.2	22.5	3.7
Other intangibles	12.3	11.3	1.0	12.4	11.1	1.3

Total	$314.2	$254.7	$59.5	$321.6	$236.5	$85.1

        Amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions was $24.4 million for 2014, $28.5 million for 2013, and $29.9 million for 2012.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2015	$20.8
2016	19.0
2017	9.9
2018	2.4
2019	1.8